Goodwill And Intangible Assets (Schedule Of Goodwill And Intangible Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Intangible Assets [Abstract]
Goodwill, Carrying amount at beginning of year	$ 1,612.3	$ 1,614.4
Goodwill, Acquisitions and purchase price adjustments		1.5
Goodwill, Translation differences	(5.3)	(3.6)
Goodwill, Carrying amount at end of year	1,607.0	1,612.3
Amortized Intangibles, Gross carrying amount	393.6	379.0
Amortized Intangibles, Accumulated amortization	(284.4)	(269.3)
Amortized Intangibles, Carrying value	$ 109.2	$ 109.7